EMPLOYEE BENEFIT OBLIGAITONS (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Obligations [Abstract]
Post-employment Benefit Expense In Profit Or Loss, Defined Benefit Plans
Pension (income) costs resulting from defined benefit plans

	December 31
	2024	2023	2022
	CHF in millions
Current service costs excluding interest costs	19.5	16.9	20.7
Net interest costs on defined benefit obligation and service costs	0.4	0.3	0.1
Past service income	(2.1)	(13.5)	(0.3)
Administration costs	1.7	0.6	0.9
Termination benefits	0.2	0.2	0.2
Total	19.7	4.5	21.6

Disclosure of Employee Benefit Obligation Disclosure
Assets and obligations

	December 31
	2024	2023
	CHF in millions
Fair value of plan assets	851.4	793.7
Defined benefit obligation	(859.8)	(802.1)
Total	(8.4)	(8.4)
Movement in other comprehensive income

	December 31
	2024	2023	2022
	CHF in millions

Actuarial (gain) / loss due to
demographic assumptions	—	(0.1)	(0.6)
financial assumptions	15.5	81.0	(163.9)
experience adjustments	39.9	5.6	11.8
Actuarial (gain) / loss during period	55.4	86.5	(152.6)
Return on defined benefit plan assets (greater)/less than net interest recognised	(48.4)	(18.8)	108.4
Impact of changes in asset ceiling	—	(37.3)	33.2
Remeasurement effects recognized in OCI	7.0	30.4	(11.0)

Movement in defined benefit obligations

	2024	2023
	CHF in millions
Balance as of January 1	802.1	748.8
Included in the consolidated statements of income or loss
Current service costs	19.5	16.9
Past service income	(2.1)	(13.5)
Interest costs on defined benefit obligation	10.5	16.4
Administration costs and termination benefits	1.9	0.8
Settlements	—	(6.2)
Included in consolidated statements of other comprehensive income
Actuarial (gain) / loss arising from:
Demographic assumptions	—	(0.1)
Financial assumptions	15.5	81.0
Experience adjustment	39.9	5.6
Other
Employee contributions	20.1	20.4
Benefits paid / transferred	(47.5)	(68.0)
Total defined benefit obligations as of December 31	859.9	802.1

Movement in fair value of plan assets

	2024	2023
	CHF in millions
Balance as of January 1	793.7	784.3
Included in the consolidated statements of income or loss
Interest income	10.1	16.8
Settlements	—	(6.2)
Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income	48.4	18.8
Other
Employer contributions	26.6	27.5
Employee contributions	20.1	20.5
Benefits paid	(47.5)	(68.0)
Total fair value of plan assets as of December 31	851.4	793.7

Disclosure of fair value of plan assets
Asset allocation of plan assets

	December 31
	2024			2023
	CHF in millions	Quoted	Unquoted	CHF in millions	Quoted	Unquoted
Cash and cash equivalents	12.1	—%	1.4%	8.8	—%	1.1%
Equity securities	301.6	35.4%	—%	267.2	33.7%	—%
Debt securities	305.8	35.9%	—%	299.5	37.7%	—%
Real estate	168.5	1.5%	18.3%	159.4	2.8%	17.2%
Other	63.4	—%	7.4%	58.8	—%	7.4%
Total	851.4	72.8%	27.2%	793.7	74.3%	25.7%

Disclosure of Sensitivity Analysis and Actuarial Assumptions
Principal actuarial assumptions

	December 31
	2024	2023

Discount rate	0.95%	1.35%
Interest crediting rate	1.25%	2.30%
Future salary increases	1.60%	1.70%
Mortality rates	BVG/LPP 2020	BVG/LPP 2020
Sensitivity analysis

	2024
	Increase to	Decrease to
	CHF in millions

Discount rate (0.5% movement)	809.9	916.2
Future salary increases (1.0% movement)	871.7	849.9